REDEEMABLE CONVERTIBLE PREFERRED SHARES (Details)	0 Months Ended			0 Months Ended				12 Months Ended					0 Months Ended				12 Months Ended					0 Months Ended
	Jun. 22, 2009 CNY	Dec. 31, 2012 USD ($)	May 30, 2008 USD ($)	Sep. 15, 2009 Stock Transfer One [Member] CNY	Sep. 15, 2009 Stock Transfer Two [Member] CNY	Sep. 15, 2009 Series A Preferred Stock [Member] USD ($)	May 30, 2008 Series A Preferred Stock [Member] USD ($)	Dec. 31, 2010 Series A Preferred Stock [Member] CNY	Dec. 31, 2009 Series A Preferred Stock [Member] CNY	Jun. 20, 2009 Series A Preferred Stock [Member] CNY	Dec. 31, 2008 Series A Preferred Stock [Member] Minimum [Member] CNY	Dec. 31, 2008 Series A Preferred Stock [Member] Maximum [Member] CNY	May 30, 2008 Series A Preferred Stock [Member] Scenario, Previously Reported [Member] USD ($)	Sep. 15, 2009 Series B Preferred Stock [Member] USD ($)	Jun. 22, 2009 Series B Preferred Stock [Member] CNY	Sep. 18, 2008 Series B Preferred Stock [Member] USD ($)	Dec. 31, 2010 Series B Preferred Stock [Member] CNY	Dec. 31, 2009 Series B Preferred Stock [Member] CNY	Dec. 31, 2008 Series B Preferred Stock [Member]	Dec. 31, 2008 Series B Preferred Stock [Member] Minimum [Member] CNY	Dec. 31, 2008 Series B Preferred Stock [Member] Maximum [Member] CNY	Sep. 18, 2008 Series B Preferred Stock [Member] Scenario, Previously Reported [Member] USD ($)
Temporary Equity [Line Items]
Shares issued							5,375,150						107,503			7,441,450						148,829
Value of shares issued				43,600,000	8,015,089
Stock issued in exchange				3,812,900	701,500
Price per share		$ 1.55					$ 223.25									$ 236.51
Value of Redeemable Convertible Preferred Shares issued							24,000,000									35,200,000
Redeemable Convertible Preferred Shares, par value per share							$ 0.00002						$ 0.001			$ 0.00002						$ 0.001
Percentage of votes needed for conversion election			67.00%
Amount of QIPO			150,000,000
Amount of QIPO, market capitalization			750,000,000
Lower bound of performance target											175,000,000	225,000,000								200,000,000	250,000,000
Upper bound of performance target										450,000,000	275,000,000	325,000,000			100,000,000					250,000,000	300,000,000
Conversion rate																1			1.0054
Conversion multiple																1.5
Change in fair value of embedded derivative															65,200,000
Fair value of embedded derivative															18,200,000
Change in fair value															18,200,000
Transfer of equity to temporary equity	15,100,000														43,600,000
Compensation expense	17,500,000														3,400,000
Accretion to redemption value								13,433,242	31,832,994								17,479,734	42,301,594
Payments for consulting services						$ 469,000								$ 867,300